UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   99 High Street

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           Boston, Massachusetts 02110
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Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty

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Title:     President

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Phone:     (617) 848-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusetts        August 14, 2003
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             43
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Form 13F Information Table Value Total:         $189,305
                                               -------------
                                                (thousands)


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


CCGROWTH INVESTMENTS, LP
JUNE 30, 2003
                                    TITLE OF                                                       INVESTMENT          VOTING
         INVESTMENT DESCRIPTION      CLASS     SYMBOL    CUSIP       MARKET VALUE      QUANTITY    DISCRETION       AUTHORITY-SOLE
AMR CORP COM                                   AMR      001765106   $ 1,650,000.00      150,000       SOLE            150,000
AGERE SYS INC CL A                             AGRA     00845V100   $   466,000.00      200,000       SOLE            200,000
AMERISOURCEBERGEN CORP COM                     ABC      03073E105   $ 1,317,650.00       19,000       SOLE             19,000
ANDRX CORP DEL ANDRX GROUP                     ADRX     034553107   $ 1,995,000.00      100,000       SOLE            100,000
ANGIOTECH PHARMACEUTICALS IN COM               ANPI     034918102   $ 8,134,000.00      200,000       SOLE            200,000
BANK OF AMERICA CORPORATION COM                BAC      060505104   $ 4,623,255.00       58,500       SOLE             58,500
BIOGEN INC COM                                 BGEN     090597105   $ 6,305,867.75      166,075       SOLE            166,075
CENDANT CORP COM                               CD       151313103   $ 1,832,000.00      100,000       SOLE            100,000
CHEVRONTEXACO CORP COM                         CVX      166764100   $ 7,220,000.00      100,000       SOLE            100,000
CIRCUIT CITY STORE INC COM                     CC       172737108   $   880,000.00      100,000       SOLE            100,000
COORS ADOLPH CO CL B                           RKY      217016104   $ 1,351,848.00       27,600       SOLE             27,600
COSTCO WHSL CORP NEW COM                       COST     22160K105   $ 3,660,000.00      100,000       SOLE            100,000
CRAY INC COM                                   CRAY     225223106   $ 1,084,077.50      137,225       SOLE            137,225
D R HORTON INC COM                             DHI      23331A109   $ 2,739,750.00       97,500       SOLE             97,500
DOLLAR TREE STORES INC COM                     DLTR     256747106   $ 1,588,500.00       50,000       SOLE             50,000
EXTREME NETWORKS INC COM                       EXTR     30226D106   $   526,530.00      100,000       SOLE            100,000
FARGO ELECTRONICS INC COM                      FRGO     30744P102   $   946,124.52       98,967       SOLE             98,967
FOOT LOCKER INC COM                            FL       344849104   $ 1,652,116.00      124,688       SOLE            124,688
FREEPORT-MCMORAN COPPER & GO CL B              FCX      35671D857   $ 3,675,000.00      150,000       SOLE            150,000
FRONTIER AIRLINES INC NEW COM                  FRNT     359065109   $   452,500.00       50,000       SOLE             50,000
GILEAD SCIENCES INC COM                        GILD     375558103   $ 4,721,750.00       85,000       SOLE             85,000
HALLIBURTON CO COM                             HAL      406216101   $ 2,295,285.00       99,795       SOLE             99,795
KIMBERLY CLARK CORP COM                        KMB      494368103   $11,194,458.00      214,700       SOLE            214,700
MCDERMOTT INTL INC COM                         MDR      580037109   $   633,000.00      100,000       SOLE            100,000
MEDIMMUNE INC COM                              MEDI     584699102   $ 1,454,800.00       40,000       SOLE             40,000
MERITAGE CORP COM                              MTH      59001A102   $ 2,444,478.24       49,624       SOLE             49,624
MURPHY OIL CORP COM                            MUR      626717102   $   263,000.00        5,000       SOLE              5,000
NEXTEL COMMUNICATIONS INC CL A                 NXTL     65332V103   $ 2,222,610.00      123,000       SOLE            123,000
PIONEER NAT RES CO COM                         PXD      723787107   $ 1,305,000.00       50,000       SOLE             50,000
POLYMEDICA CORP COM                            PLMD     731738100   $ 2,315,930.00       50,500       SOLE             50,500
QUEST DIAGNOSTICS INC COM                      DGX      74834L100   $ 6,380,000.00      100,000       SOLE            100,000
RITE AID CORP COM                              RAD      767754104   $   149,520.00       33,600       SOLE             33,600
SPDR TR UNIT SER 1                             SPY      78462F103   $69,034,173.00      707,100       SOLE            707,100
SOHU COM INC COM                               SOHU     83408W103   $   593,096.00       17,444       SOLE             17,444
3COM CORP COM                                  COMS     885535104   $   467,000.00      100,000       SOLE            100,000
TRIBUNE CO NEW COM                             TRB      896047107   $   536,130.00       11,100       SOLE             11,100
UNUMPROVIDENT CORP COM                         UNM      91529Y106   $ 2,682,000.00      200,000       SOLE            200,000
VALERO ENERGY CORP NEW COM                     VLO      91913Y100   $   501,354.00       13,800       SOLE             13,800
EVEREST RE GROUP LTD COM                       RE       G3223R108   $ 3,148,663.50       41,159       SOLE             41,159
IPC HLDGS LTD COM                              IPCR     G4933P101   $ 1,656,901.95       49,445       SOLE             49,445
PARTNERRE LTD COM                              PRE      G6852T105   $ 4,344,350.00       85,000       SOLE             85,000
XL CAP LTD CL A                                XL       G98255105   $14,500,100.00      174,700       SOLE            174,700
CONOCOPHILLIPS COM                             COP      20825C104   $ 4,362,080.00       79,600       SOLE             79,600

                                                                   $189,305,898.96   [4,560,122]                   [4,560,122]

                                                                                           # of securities                 43

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